INSURANCE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
INSURANCE
Amount covered under insurance contracts	R$ 108,885,132	R$ 102,494,125
Business Interruption
INSURANCE
Amount covered under insurance contracts	25,316,332	21,255,334
Civil Liability
INSURANCE
Amount covered under insurance contracts	R$ 687,465	R$ 751,349